                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-21113
                                                    -------------------

                     Constellation Institutional Portfolios
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John H. Grady
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                     ---------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (484) 329-2801
                                                           --------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




[LOGO OF CONSTELLATION INSTITUTIONAL PORTFOLIOS]

                                  ANNUAL REPORT

                            TIP MIDCAP CORE PORTFOLIO

                                DECEMBER 31, 2004

CONSTELLATION TIP MID CAP CORE PORTFOLIO

INVESTMENT PHILOSOPHY & PROCESS

The Constellation TIP Mid Cap Core Portfolio is subadvised by Turner Investment Partners. The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price to cash flow, price to earnings and price to book value ratios. Turner looks for companies with quality management teams, strong fundamentals, well positioned balance sheets and distinctive product opportunities that may be positioned to generate and sustain long term growth.

FUND PERFORMANCE & POSITIONING

For the twelve months ending December 31, 2004, the Portfolio posted a gain of 21.78% verses a gain of 20.22% for its benchmark, the Russell Midcap Index. Contributing the most to performance during this time frame were holdings in the utility, technology, and energy sectors. In the utility sector, wireless holdings Alamosa Holdings and NII Holdings contributed positively to performance. Both companies delivered good operating results, increasing earnings estimates and cash flow, due to increases in the subscriber base and improved roaming charges. In the technology sector, McAfee Inc. and Harris Corporation were the main companies driving performance. McAfee is a security software company competing against companies such as Norton. McAfee benefited from an increase in demand for anti-spam security. Harris, a supplier of army radios, saw profits from an increase in defense spending. Specific holdings in the energy sector also boosted performance as a number of exploration and production companies, including Equitable Resources, Inc., Canadian Natural Resources Ltd., and XTO Energy, benefited from an increase in natural gas and oil prices.

The sectors underperforming the benchmark were autos/transportation, consumer staples, and healthcare. Within the autos/transportation sector, AMR Corporation detracted from performance. AMR Corporation is the parent company of American Airlines and suffered due to continuing challenges faced by the airline industry. NBTY Inc., a manufacturer and distributor of nutritional supplements, detracted from performance in the consumer staples sector after the company reported disappointing earnings results. Kindred Healthcare and OSI Pharmaceuticals Inc. detracted from performance within the healthcare sector.

There were no significant changes in the Portfolio's positioning or strategy during the twelve months ending December 31, 2004.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO SUMMARY OF PORTFOLIO HOLDINGS
(UNAUDITED)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Banking                                  9.42%        $   36,659
Commercial Services                      3.61%            14,055
Electronics                              4.80%            18,653
Energy                                   7.21%            28,042
Finance                                  1.30%             5,063
Food & Beverages                         3.00%            11,675
Gas                                      3.14%            12,228
Healthcare                               7.84%            30,508
Hotels/Resorts/Casinos                   4.14%            16,103
Industrial                               1.58%        $    6,158
Insurance                                1.34%             5,224
Manufacturing                            8.71%            33,896
Properties                               6.17%            24,016
Retail                                   8.75%            34,023
Technology                               7.29%            28,376
Telecommunications                      15.01%            58,423
Transportation                           4.31%            16,770
Waste Management                         2.38%             9,254
                                       ------         ----------
  Total Investments                    100.00%        $  389,126
                                       ======         ==========

CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD (JULY 01, 2004 TO DECEMBER 31, 2004)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

                                                                                        Expenses
                               Beginning Account    Ending Account    Expense Ratio    Paid During
TIP MIDCAP CORE PORTFOLIO       Value 07/01/04      Value 12/31/04         (1)         Period (2)
-------------------------      -----------------    --------------    -------------    -----------
ACTUAL FUND RETURN
TIP Midcap Core Portfolio             $ 1,000.00        $ 1,143.00             0.90%        $ 4.85

HYPOTHETICAL 5% RETURN
TIP Midcap Core Portfolio             $ 1,000.00        $ 1,021.00             0.90%        $ 4.57

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Constellation Midcap Core Fund does not charge any sales loads, exchange fees, or 12b-1 fees, but these may be present in other funds that you compare this data to. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                 See accompanying notes to financial statements.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO

ILLUSTRATION OF $10,000 INVESTMENT

(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the TIP Midcap Core Portfolio with the performance of the Russell Midcap Index. The values and returns for TIP Midcap Core Portfolio include reinvested dividends but do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

        AVERAGE ANNUAL TOTAL RETURNS
        FOR PERIODS ENDED DECEMBER 31, 2004

                           1 YEAR            21.78%

        SINCE 01/02/03 (INCEPTION)           30.78%

[CHART APPEARS HERE]

The Russell Midcap Index is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO

SCHEDULE  OF  INVESTMENTS

DECEMBER 31, 2004

  COMMON STOCK - 94.95%

        SHARES                                                                   MARKET VALUE
     --------------                                                             ---------------
     BANKING - 8.95%
          110                 City National Corp.                               $         7,772
          100                 Global Payments Inc.                                        5,854
          165                 People's Bank                                               6,417
          400                 Sovereign Bancorp, Inc.                                     9,020
          150                 Webster Financial Corp.                                     7,596
                                                                                ---------------
                                                                                         36,659
     COMMERCIAL SERVICES - 3.43%
           60                 The Corporate Executive Board Co.                           4,016
          170                 R.H. Donnelley Corp. *                                     10,039
                                                                                ---------------
                                                                                         14,055
     ELECTRONICS - 4.55%
          270                 Amphenol Corp., Class A*                                    9,920
          230                 Nam Tai Electronics, Inc.                                   4,428
          140                 Thomas & Betts Corp. *                                      4,305
                                                                                ---------------
                                                                                         18,653
     ENERGY - 6.84%
          510                 The AES Corp. *                                             6,972
           80                 Ashland Inc.                                                4,670
          120                 CONSOL Energy Inc.                                          4,926
          700                 El Paso Corp.                                               7,280
          120                 Massey Energy Co.                                           4,194
                                                                                ---------------
                                                                                         28,042
     FINANCE - 1.24%
           90                 The First Marblehead Corp. *                                5,063

     FOOD & BEVERAGES - 2.85%
          110                 Constellation Brands, Inc. *                                5,116
          190                 SUPERVALU INC.                                              6,559
                                                                                ---------------
                                                                                         11,675
     GAS - 2.99%
          210                 MDU Resources Group, Inc.                                   5,603
          130                 Questar Corp.                                               6,625
                                                                                ---------------
                                                                                         12,228
     HEALTHCARE - 7.44%
           90                 Barr Pharmaceuticals Inc. *                                 4,099
          130                 Cytyc Corp. *                                               3,584
          200                 Community Health Systems Inc. *                             5,576
          160                 DaVita, Inc. *                                              6,324
           90                 Sepracor Inc. *                                             5,343
          150                 Triad Hospitals, Inc. *                                     5,582
                                                                                ---------------
                                                                                         30,508

                 See accompanying notes to financial statements.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO

SCHEDULE  OF  INVESTMENTS

DECEMBER 31, 2004

  COMMON STOCK - 94.95%

        SHARES                                                                   MARKET VALUE
     --------------                                                             ---------------
     HOTELS/RESORTS/CASINOS - 3.93%
          310                 Host Marriott Corp. (REIT)                        $         5,363
           80                 MGM MIRAGE *                                                5,819
           90                 Station Casinos, Inc.                                       4,921
                                                                                ---------------
                                                                                         16,103
     INDUSTRIAL - 1.50%
          120                 Lafarge North America Inc.                                  6,158

     INSURANCE - 1.27%
          100                 SAFECO Corp.                                                5,224

     MANUFACTURING - 8.27%
          110                 Goodrich Corp.                                              3,590
          130                 Joy Global Inc.                                             5,646
          120                 Kennametal Inc.                                             5,972
          330                 Owens-Illinois, Inc. *                                      7,475
           70                 Parker Hannifin Corp.                                       5,302
           90                 Precision Castparts Corp.                                   5,911
                                                                                ---------------
                                                                                         33,896
     PROPERTIES - 5.86%
          130                 Boston Properties, Inc. (REIT)                              8,407
          140                 General Growth Properties, Inc. (REIT)                      5,062
           90                 Hovnanian Enterprises, Inc. *                               4,457
           80                 Vornado Realty Trust (REIT)                                 6,090
                                                                                ---------------
                                                                                         24,016
     RETAIL - 8.30%
          180                 Chico's FAS, Inc. *                                         8,195
          210                 Foot Locker, Inc.                                           5,655
          260                 PETsMART, Inc.                                              9,238
          130                 RadioShack Corp.                                            4,275
          150                 Urban Outfitters, Inc. *                                    6,660
                                                                                ---------------
                                                                                         34,023

     TECHNOLOGY - 6.92%
          460                 BEA Systems, Inc. *                                         4,076
          120                 Cognos, Inc. *                                              5,287
          230                 GTECH Holdings Corp.                                        5,969
          290                 Jack Henry & Associates, Inc.                               5,773
          270                 Intergraph Corp. *                                          7,271
                                                                                ---------------
                                                                                         28,376

                 See accompanying notes to financial statements.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - TIP MIDCAP CORE PORTFOLIO

SCHEDULE  OF  INVESTMENTS

DECEMBER 31, 2004

  COMMON STOCK - 94.95%

        SHARES                                                                   MARKET VALUE
     --------------                                                             ---------------
     TELECOMMUNICATIONS - 14.26%
          860                 Alamosa Holdings, Inc. *                          $        10,724
          270                 American Tower Corp. *                                      4,968
          240                 Check Point Software Technologies Ltd. *                    5,911
          240                 Leap Wireless International, Inc. *                         6,468
          110                 L-3 Communications Holdings, Inc.                           8,056
          100                 McAfee Inc. *                                               2,893
          200                 NII Holdings Inc. *                                         9,490
          70                  SpectraSite, Inc. *                                         4,053
          200                 Western Wireless Corp. *                                    5,860
                                                                                ---------------
                                                                                         58,423

      TRANSPORTATION - 4.09%
          90                  General Maritime Corp. *                                    3,595
          330                 Laidlaw International Inc. *                                7,062
          150                 Ryanair Holdings plc (ADR) *                                6,113
                                                                                ---------------
                                                                                         16,770

     WASTE MANAGEMENT - 2.26%
          180                 Republic Services, Inc.                                     6,037
          70                  Stericycle, Inc. *                                          3,217
                                                                                ---------------
                                                                                          9,254

TOTAL COMMON STOCK                                                                      389,126
 (cost $329,371)

OTHER ASSETS LESS LIABILITIES  - 5.05%                                                   20,692
                                                                                ---------------
NET ASSETS   100.00%                                                            $       409,818
                                                                                ===============

*non-income producing securities
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

                 See accompanying notes to financial statements.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS
 Investments in securities at  value (cost $329,371) ........................   $     389,126
 Cash .......................................................................          20,743
 Dividends and interest .....................................................             262
                                                                                -------------
                TOTAL ASSETS ................................................         410,131
                                                                                -------------
LIABILITIES
 Advisory fees ..............................................................             313
                                                                                -------------
                TOTAL LIABILITIES ...........................................             313
                                                                                -------------
NET ASSETS
 Net assets applicable to 30,843 outstanding shares (Unlimited Authorization)   $     409,818
                                                                                =============
 Net asset value and redemption price per share
  ($409,818 / 30,843 shares).................................................   $       13.29
                                                                                =============
SOURCE OF NET ASSETS
 At December 31, 2004, net assets consisted of:
 Paid-in capital ............................................................   $     329,158
 Undistributed net investment income ........................................              33
 Accumlated net realized gains ..............................................          20,872
 Net unrealized appreciation on investments .................................          59,755
                                                                                -------------
       NET ASSETS ...........................................................   $     409,818
                                                                                =============

                 See accompanying notes to financial statements.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
 Dividends (net of foreign taxes withheld of $46) ...........................   $       5,152
 Interest ...................................................................             164
                                                                                -------------
       TOTAL INVESTMENT INCOME ..............................................           5,316
                                                                                -------------
EXPENSES
 Investment advisory fees (Note 2) ..........................................           3,200
                                                                                -------------
     NET INVESTMENT INCOME ..................................................           2,116
                                                                                -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from security transactions ...............................          62,992
 Net change in unrealized appreciation of investments .......................           8,161
                                                                                -------------
     Net realized and unrealized gain on investments ........................          71,153
                                                                                -------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................   $      73,269
                                                                                =============

                 See accompanying notes to financial statements.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR        FOR THE PERIOD
                                                                                   ENDED                ENDED
                                                                             DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                             -----------------    -----------------
OPERATIONS
     Net investment income ...............................................   $           2,116    $             342
     Net realized gain from security transactions ........................              62,992               44,613
     Net change in unrealized appreciation of investments ................               8,161               51,594
                                                                             -----------------    -----------------
       Net increase in net assets ........................................              73,269               96,549
                                                                             -----------------    -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income:                                            (2,455)                   -
   Distributions from realized gains:                                                  (57,663)             (29,040)
                                                                             -----------------    -----------------
   Total distributions to shareholders ...................................             (60,118)             (29,040)
                                                                             -----------------    -----------------
CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
   Shares sold:                                                                              -              240,000
   Shares issued as reinvestment of distributions:                                      60,118               29,040
   Shares redeemed:                                                                          -                    -
                                                                             -----------------    -----------------
   Increase in net assets derived from capital share transactions (a) ....              60,118              269,040
                                                                             -----------------    -----------------
       Total increase in net assets ......................................              73,269              336,549
                                                                             -----------------    -----------------
NET ASSETS
   Beginning of period ...................................................             336,549                    -
                                                                             -----------------    -----------------
   End of period (including undistributed net investment income of $33 and
    $342, respectively) ..................................................   $         409,818    $         336,549
                                                                             =================    =================
   (a) Transactions in capital stock were:
   Shares sold:                                                                              -               24,000
   Shares issued as reinvestment of dividends:                                           4,527                2,316
   Shares redeemed:                                                                          -                    -
                                                                             -----------------    -----------------
   Increase in shares outstanding ........................................               4,527               26,316
                                                                             =================    =================

                 See accompanying notes to financial statements.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                                  FOR THE                FOR THE
                                                                                 YEAR ENDED            PERIOD ENDED
                                                                             DECEMBER 31, 2004      DECEMBER 31, 2003*
                                                                             ------------------     ------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....................................   $            12.79     $            10.00
                                                                             ------------------     ------------------
Income from Investment Operations:
   Net investment income .................................................                 0.08                   0.01
   Net realized and unrealized gain on investments .......................                 2.70                   3.99
                                                                             ------------------     ------------------
       Total from investment operations ..................................                 2.78                   4.00
                                                                             ------------------     ------------------
Less Distributions:
   Distributions from net investment income ..............................                (0.09)                     -
   Distribution from capital gains .......................................                (2.19)                 (1.21)
                                                                             ------------------     ------------------
     Total distributions .................................................                (2.28)                 (1.21)
                                                                             ------------------     ------------------
NET ASSET VALUE, END OF PERIOD ...........................................   $            13.29     $            12.79
                                                                             ==================     ==================
TOTAL RETURN .............................................................                21.78%                 40.24%(1)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000) .......................................   $              410     $              337

   Ratio of expenses to average net assets:                                                0.90%                  0.90%
   Ratio of net investment income to average net assets:                                   0.59%                  0.12%
   Portfolio turnover ....................................................                  193%                   141%(1)

*    The Fund commenced investment operations on January 2, 2003.
(1)  Calculation is not annualized.

                 See accompanying notes to financial statements.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

1.   ORGANIZATION

     Constellation Institutional Portfolios (the "Trust"), formerly Westlakes Institutional Portfolios, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one active portfolio. On August 27, 2004, the Board of Trustees of the Trust approved a name change of the Westlakes Institutional Portfolios to Constellation Institutional Portfolios. The financial statements included herein are those of the TIP Midcap Core Portfolio (the "Fund"). The Fund commenced operations on January 2, 2003.

     The Fund issued shares only in transactions that did not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, were permitted to invest in the Fund during the fiscal year ended December 31, 2004. Officers of the Trust were authorized to prepare and file all necessary documents to qualify shares of beneficial interest of the Fund for sale to the public on August 6, 2004. Shares of the Fund were registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale and were effective for sale to the public on January 12, 2005.

     The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

     On December 4, 2004, the Board of Trustees of the Constellation Institutional Portfolios approved the reorganization of the TIP Midcap Core Portfolio with and into a newly formed series of the Constellation Funds (the "New TIP Midcap Core Fund"). The New TIP Midcap Core Fund will be substantially similar to the TIP Midcap Core Portfolio. Each shareholder will receive a number of shares of the New TIP Midcap Core Fund equal in dollar value to the shares of the TIP Midcap Core Portfolio owned at the time of the reorganization.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund:

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations.

     Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At December 31, 2004, there were no securities fair valued.

     Security Transactions and Related Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

     Securities purchased on a when issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Fund designates specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

     The Fund may enter into options on futures contracts for the purpose of managing exposure to changing interest rates or securities prices. When the Fund sells or purchases on option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options, which expire unexercised,

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund had no transactions in options during the year ended December 31, 2004.

     Net Asset Value Per Share - The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     Repurchase Agreements - The custodian bank holds securities pledged as collateral for repurchase agreements until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest theron, is not less than 102%. In the event of default of the counterparty, if the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     Expenses - The Fund pays a unified management fee to the investment manager for providing advisory and administration services. The investment manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the Independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent.

     Dividends and Distributions - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES

     Certain officers and Trustees of the Trust are also officers and Trustees of the Investment Manager (Constellation Investment Management Company, LP or "CIMCO"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

     Constellation Investment Distributors Company Inc., a subsidiary of CIMCO, acts as Placement Agent to the Fund.

4.   MANAGEMENT AGREEMENT

     The Trust and CIMCO are parties to a Management Agreement under which CIMCO receives a fee, calculated daily and paid monthly, of 0.90% per annum of the average daily net assets of the Fund. Under the Management Agreement, CIMCO makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of and policies established by

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

4.   MANAGEMENT AGREEMENT (CONTINUED)

     the Board of Trustees. Under the Management Agreement, CIMCO also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf.

     Turner Investment Partners, Inc., an SEC-registered adviser, serves as the sub-adviser to the Fund. Turner Investment Partners, Inc. is located in Berwyn, Pennsylvania, and makes investment decisions for the Fund.

5.   OTHER SERVICE PROVIDERS

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and CIMCO. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. CIMCO compensates PFPC and PFPC Trust Co. for their services.

6.   INVESTMENT TRANSACTIONS

     The cost of security purchases and the proceeds of security sales, other than short-term investments, for the twelve months ended December 31, 2004, were $657,995 and $648,103 respectively.

7.   FEDERAL INCOME TAXES

     The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "Regulated Investment Company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

     During the twelve months ended December 31, 2004, the Fund distributed $2,425 of ordinary income, $29,175 of short-term capital gains and $28,518 of long-term capital gains to shareholders.

     The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. At December 31, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

            Undistributed Net Investment Income              $   30
            Undistributed Net Realized Gain/Loss                (30)
            Paid-in Capital                                       -

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

7.   FEDERAL INCOME TAXES (CONTINUED)

     These adjustments relate to a recharacterization from dividend income to capital gain for distributions from Real Estate Investment Trusts.

     For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2004, there are no capital loss carryforwards.

     At December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

            Undistributed ordinary income                  $   15,550
            Undistributed long-term gains                       5,365
            Net unrealized appreciation                        59,745
                                                           ----------
              Total Distributable Earnings                 $   80,660
                                                           ==========

     At December 31, 2004, cost for Federal income tax purposes was $329,381 and accumulated net unrealized appreciation on investments was $59,745, consisting of $60,963 gross unrealized appreciation and $1,218 gross unrealized depreciation.

8.   CONCENTRATIONS/RISKS

     The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9.   INDEMNIFICATIONS

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2004

10.  CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

     On June 14, 2004, based on the recommendation of the Audit Committee of the Fund, the Board of Trustees voted to appoint KPMG LLP as the Fund's Independent Registered Public Accounting Firm for the current fiscal year ending December 31, 2004, replacing Ernst & Young LLP ("E&Y"). The E&Y audit report of the Financial Statements for the period ended December 31, 2003 contained no adverse opinion or disclaimer of opinion; nor was the report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and E&Y on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in connection with its report.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Constellation Institutional Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Constellation Institutional Portfolios TIP Midcap Core Portfolio (the "Fund"), as of December 31, 2004 and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period January 2, 2003 (inception) through December 31, 2003, were audited by other auditors, whose report dated January 30, 2004 expressed an unqualified opinion thereon.

We conducted our audit in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Constellation Institutional Portfolios TIP Midcap Core Portfolio as of December 31, 2004, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, Pennsylvania
February 25, 2005

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
                            TIP MIDCAP CORE PORTFOLIO
                             NOTICE TO SHAREHOLDERS
                          DECEMBER 31, 2004 (UNAUDITED)

DISTRIBUTION INFORMATION

Qualified income of $2,787 was received by the Fund through December 31, 2004 that qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long Term Capital Gain Distributed        $  28,518

Dividend Received Deduction                   15.26%

PROXY VOTING INFORMATION
The Fund's Statement of Additional Information ("SAI") containing a description of the policies and procedures that the Constellation TIP Midcap Core Portfolio uses to determine how to vote proxies relating to portfolio securities, along with the Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2004, are available (i) without charge, upon request, by calling 1- 800- 304-2459; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

INFORMATION ON FORM N-Q
Beginning on Fiscal quarter ended September 30, 2004, the Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TRUSTEES AND EXECUTIVE OFFICERS (unaudited)

Information pertaining to the Trustees and executive officers* of Constellation Institutional Portfolios is set forth below. The statement of additional information (SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (800) 304-2459.

                          TERM OF                                NUMBER OF
                          OFFICE                                 PORTFOLIOS
                            AND                                   IN FUND
                         LENGTH OF                                COMPLEX
NAME, AGE, ADDRESS AND     TIME       PRINCIPAL OCCUPATION(s)     OVERSEEN         OTHER DIRECTORSHIPS/
POSITION(s) WITH FUND    SERVED(1)      DURING PAST 5 YEARS      BY TRUSTEE   TRUSTEESHIPS HELD BY TRUSTEE(3)
----------------------   ---------   -------------------------   ----------   -------------------------------
                                           DISINTERESTED TRUSTEES

Ronald W. Filante, 57      Since     Associate Professor of         One       Constellation Funds, Berwyn, PA
1205 Westlakes Drive      Trust's    Finance, Pace University.
Suite 280, Berwyn,       inception
PA 19312
Trustee

Alfred C. Salvato, 45      Since     Treasurer, Thomas              One       Constellation Funds, Berwyn, PA
1205 Westlakes Drive       2003      Jefferson University                        Turner Funds, Berwyn, PA
Suite 280, Berwyn,                   Health Care Pension Fund.
PA 19312
Trustee

Janet F. Sansone, 57       Since     Self-employed consultant       One       Constellation Funds, Berwyn, PA
1205 Westlakes Drive       2003      since 1999; previously                      Turner Funds, Berwyn, PA
Suite 280, Berwyn,                   Senior Vice President of
PA 19312 Trustee                     Human Resources of
                                     Frontier Corporation.

                                           INTERESTED TRUSTEES(2)

John H. Grady, 43        President   President and Chief            One       Constellation Funds, Berwyn, PA
1205 Westlakes Drive      of the     Executive Officer of
Suite 280, Berwyn,         Trust     Constellation Investment
PA 19312                   since     Management Company, LP;
Interested Trustee;        2004      General Counsel and Chief
President                            Legal Officer, Turner
                                     Investment Partners,
                                     Inc.; President, Chief
                                     Operating Officer, Turner
                                     Investment Distributors,
                                     Inc.; previously,
                                     Partner, Morgan, Lewis &
                                     Bockius LLP.

                                  EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES

John Canning, 33           Since     Vice President and             N/A                     N/A
1205 Westlakes Drive       2004      Managing Director, Fund
Suite 280, Berwyn,                   Administration of
PA 19312                             Constellation Investment
CCO & Vice President                 Management Company, LP
                                     and Chief Compliance
                                     Officer of Constellation
                                     Institutional Portfolios;
                                     Sub-Advisory
                                     Institutional Service
                                     Product Manager, Turner
                                     Investment Partners,
                                     Inc.; previously,
                                     Transfer Agent Manager,
                                     Pilgrim Baxter and
                                     Associates (an investment
                                     adviser); Portfolio
                                     Implementation Analyst,
                                     SEI Investments.

                          TERM OF                                NUMBER OF
                          OFFICE                                 PORTFOLIOS
                            AND                                   IN FUND
                         LENGTH OF                                COMPLEX
NAME, AGE, ADDRESS AND     TIME       PRINCIPAL OCCUPATION(s)     OVERSEEN         OTHER DIRECTORSHIPS/
POSITION(s) WITH FUND    SERVED(1)      DURING PAST 5 YEARS      BY TRUSTEE   TRUSTEESHIPS HELD BY TRUSTEE(3)
----------------------   ---------   -------------------------   ----------   -------------------------------
                                  EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES

Rami Livelsberger, 30      Since     Vice President, Fund           N/A                     N/A
1205 Westlakes Drive       2004      Governance of
Suite 280, Berwyn,                   Constellation Investment
PA 19312                             Management Company, LP;
Vice President and                   previously, Compliance
Assistant Secretary                  Officer, Legal Assistant,
                                     Turner Investment
                                     Partners, Inc., Legal
                                     Assistant, Morgan, Lewis
                                     & Bockius, LLP.

Antoinette Robbins, 41     Since     Vice President and             N/A                     N/A
1205 Westlakes Drive       2004      Corporate Counsel of
Suite 280, Berwyn,                   Constellation Investment
PA 19312                             Management Company, LP;
Vice President                       Director of Compliance,
                                     Turner Investment
                                     Partners, Inc.;
                                     previously, Senior Gift
                                     Planning Officer,
                                     American Civil Liberties
                                     Union, 2001-2002;
                                     Assistant Vice President
                                     and Counsel, Equitable
                                     Life Assurance Society of
                                     the United States.

Saeed Franklin, 29         Since     Vice President, Fund           N/A                     N/A
1205 Westlakes Drive       2004      Administration of
Suite 280, Berwyn,                   Constellation Investment
PA 19312                             Management Company, LP;
Vice President and                   previously, Performance
Secretary                            Analyst, Turner
                                     Investment Partners,
                                     Inc.; Performance
                                     Analyst, ING Variable
                                     Annuities (an insurance
                                     company); Senior Fund
                                     Accountant, Bank of New
                                     York (an investment
                                     bank); Fund Accountant,
                                     PFPC Inc. (an investment
                                     management company).

John Leven, 48             Since     Vice President of              N/A                     N/A
1205 Westlakes Drive       2004      Constellation Investment
Suite 280, Berwyn, PA                Management Company, LP;
19312                                previously, Account
Chief Financial                      Director, SEI Investments
Officer                              Global Fund Services.

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee holds office for life or until his/her successor is duly elected and qualified or the Trust terminates. Each officer holds office until his/her successor is elected and qualified.

(2) Mr. Grady is considered an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Grady is the Chief Executive Officer and President of CIMCO, and owns a controlling interest in CIMCO.

(3) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

FOR MORE INFORMATION

CONSTELLATION INSTITUTIONAL PORTFOLIOS
1205 Westlakes Drive
Suite 280
Berwyn, PA 19312

INVESTMENT ADVISOR
Constellation Investment Management Company, LP
1205 Westlakes Drive
Suite 280
Berwyn, PA 19312

DISTRIBUTOR
Constellation Investment Distributors Company
1205 Westlakes Drive
Suite 280
Berwyn, PA 19312

SUB-ADVISER
Turner Investment Partners Inc.
1205 Westlakes Drive
Suite 100
Berwyn, PA 19312

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Morgan, Lewis & Bockius LLP
1701 market Street
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, PA 19103

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds' objectives, policies, expenses and other information.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of Trustees of the Constellation Institutional Portfolios has determined that the Board's Audit Committee does not have an "audit committee financial expert,' as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert, "the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Constellation Institutional Portfolios and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,000 for 2004 and $22,000 for 2003.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.00 for 2004 and $0.00 for 2003.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,500 for 2004 and $0.00 for 2003.

     Tax fees represent tax compliance services provided in connection with the review of the Registrant's federal income tax and excise tax returns.

All Other Fees
-------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $ $0.00 for 2004 and $0.00 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                             AUDIT COMMITTEE CHARTER

         Pursuant to Article 5, Section 1 of the By-Laws of Constellation Institutional Portfolios (the "Trust"), the Board of Trustees (the "Board") of the Trust hereby establishes an Audit Committee (the "Committee") to oversee the financial reporting process and internal controls of the Trust. The Board further adopt the following as the governing principles of the Committee.

Membership.
----------

         The Committee shall consist of all of the Trust's Trustees that are not "interested directors" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). In addition, no disinterested Trustee shall serve on the Committee if he or she has accepted any compensation from the Trust, its adviser, any affiliated person of the Trust, or any affiliated person of such a person, other than in his or her capacity as a member of the Board, a member of the Committee, or a member of any other committee of the Board. The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

Principal Responsibilities.
--------------------------

         The principal responsibilities of the Committee shall include:

o Recommending which firm to engage as the Trust's independent auditor as required by Section 32 of the 1940 Act, and whether to terminate this relationship.

o Reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and its independence.

o Pre-approving all audit and permitted non-audit services the independent auditor provides to the Trust, and all services that the independent auditor provides to the Trust's investment adviser(s) and advisory affiliates (whether or not directly related to the Trust's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services,(1) shall not require pre-approval.

o Serving as a channel of communication between the independent auditor and the Board.

o Reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust that are material to the Trust as a whole, if any, and management's responses to any such reports.

o Reviewing any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of the Trust's audited financial statements and any unusual circumstances reflected in those financial statements.

o Considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls.

o Reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements.

o Reviewing the procedures employed by the Trust in preparing published financial statements and related management commentaries.



-------------------------
(1) A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Trust, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

Recommendation of Independent Auditors.
--------------------------------------

         In connection with the selection of the Trust's independent auditors, the Committee shall consider the auditors': (a) basic approach and techniques;
(b) knowledge and experience in the industry and other investment companies serviced by the firm; (c) procedures followed to assure the firm's independence;
(d) policy regarding rotation of personnel assigned to the engagement; and (e) other quality control procedures. The Committee shall also consider the nature and quality of other services offered by the firm, the firm's manner of communicating weaknesses noted in the Trust's internal control system, the basis for determining its fees, and management's attitude toward the firm.

Review by Committee.
-------------------

         The Committee shall periodically review all procedures adopted by the Trust relating to the Trust's financial statements, including those procedures (if any) relating to: (i) the valuation of securities and the computation of the Trust's net asset value; (ii) the valuation of securities for which market quotations are not readily available (including Rule 144A securities); and (iii) the pricing services used by the Trust.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not Applicable

                           (c) 100%

                           (d) Not Applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.00 for 2004 and $110,912 for 2003.

     (h) Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          Constellation Institutional Portfolios
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ John H. Grady
                         -------------------------------------------------------
                           John H. Grady, President
                           (principal executive officer)

Date              March 11, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John H. Grady
                         -------------------------------------------------------
                           John H. Grady, President
                           (principal executive officer)

Date              March 11, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John H. Leven
                         -------------------------------------------------------
                           John H. Leven, Chief Financial Officer
                           (principal financial officer)

Date              March 11, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.